INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

16. INCOME TAX EXPENSES

Caymans and BVIs

The Company and its subsidiary, JE Cleantech International Ltd. are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and JE Cleantech International Ltd. do not accrue for income taxes.

Singapore

The Company’s subsidiary, JCS-Echigo Pte. Ltd. and Hygieia Warewashing Pte. Ltd are considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate of 17% (2020: 17%).

The income tax provision consists of the following components:

	For the years ended December 31,
	2019	2020	2021
	SGD’000	SGD’000	SGD’000
Income tax:
Current year	29	500	-
(Over) Under provision of prior years	19	34	37
	48	534	37
Deferred tax:
Current year	194	84	(37)
(Over) Under provision of prior years	-	-	-
	194	84	(37)
	242	618	-

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of 17% (2020: 17%) to profit before income tax as a result of the following differences:

	For the years ended December 31,
	2019	2020	2021
	SGD’000	SGD’000	SGD’000
Income before tax expenses:	584	2,345	2

Tax at the domestic income tax rate	99	399	1
Tax effect of expenses that are not deductible in determining taxable profit	528	391	37
(Over) Under provision in prior years	19	34	37
Tax effect of non-taxable incomes	(11)	(98)	(44)
Tax effect of unused tax losses not recognized in prior years now recognized	(190)	-	-
Tax incentives	(203)	(110)	(31)
Others	-	2	-
	242	618	-

As of December 31, 2021 and 2020, the one of the Company’s subsidiaries in Singapore, namely Hygieia Warewashing Pte Ltd had net operating loss carryforwards of approximately SGD751,000 and SGD959,000, respectively. As of December 31, 2021 and 2020, deferred tax assets from the net operating loss carryforwards amounted to SGD163,000 and SGD163,000, respectively, and the Company has provided a valuation allowance as it has concluded that it is more likely than not that these net operating losses would not be utilized in the future.